UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

Alpha Architect ETF Trust
(Exact name of registrant as specified in charter)

213 Foxcroft Road

Broomall, PA 19008
(Address of principal executive offices) (Zip code)

213 Foxcroft Road

Broomall, PA 19008

(Name and address of agent for service)

215-882-9983

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2021

Date of reporting period: March 31, 2021

Item 1. Reports to Stockholders.

UPHOLDINGS Compound Kings ETF

Semi-Annual Report

March 31, 2021

UPHOLDINGS Compound Kings ETF

Tabular Presentation of Schedule of Investments
As of March 31, 2021 (Unaudited)
Upholdings Compound Kings ETF

Sector[1]	% Net Assets
Information	37.8%*
Finance and Insurance	23.0%
Real Estate and Rental and Leasing	10.0%
Retail Trade	9.3%
Accommodation and Food Services	9.2%
Manufacturing	5.9%
Professional, Scientific, and Technical Services	4.5%
Other Assets	0.3%
Total	100.0%

*	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications, and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.
1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.

Upholdings Compound Kings ETF
Schedule of Investments
March 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS - 79.1%

Agencies, Brokerages, and Other Insurance Related Activities - 2.5%
6,552	Arch Capital Group Ltd. ADR (a)(b)	$251,400

Business Support Services - 12.2%
5,476	Alibaba Group Holding Ltd. ADR (a)(b)	1,241,573

Commercial and Service Industry Machinery Manufacturing - 1.1%
3,078	NCR Corp. (a)	116,810

Communications Equipment Manufacturing - 1.8%
1,481	Apple, Inc.	180,904

Computer Systems Design and Related Services - 4.5%
300	ServiceNow, Inc. (a)	150,033
1,247	Workday, Inc. (a)	309,792
		459,825

Consumer Goods Rental - 2.8%
544	Netflix, Inc. (a)	283,783

Electronic Shopping and Mail-Order Houses - 9.3%
124	Amazon.com, Inc. (a)	383,666
579	Etsy, Inc. (a)	116,767
5,247	JD.com, Inc. ADR (a)(b)	442,479
		942,912
Information Services - 12.5%
4,330	Facebook, Inc. (a)	1,275,315

Insurance Carriers - 7.9%
3,166	Berkshire Hathaway, Inc. (a)	808,818

Lessors of Real Estate - 4.4%
4,666	The Howard Hughes Corp (a)	443,877

Medical Equipment and Supplies Manufacturing - 0.5%
97	Align Technology, Inc. (a)	52,528

Radio and Television Broadcasting - 3.4%
1,310	Spotify Technology S.A. ADR (a)(b)	351,015

Restaurants and Other Eating Places - 4.0%
3,748	Starbucks Corp.	409,544

Semiconductor and Other Electronic Component Manufacturing - 2.3%
116	Alphabet, Inc. (a)	239,252

Software Publishers - 0.8%
1,500	Poshmark, Inc. (a)	60,900
75	Square, Inc. (a)	17,029
		77,929
Telecommunications - 9.1%
5,676	Adyen N.V. ADR (a)(b)	253,888
8,376	Tencent Holdings Ltd. ADR (b)	668,405
		922,293
	TOTAL COMMON STOCKS (Cost $7,997,338)	8,057,778

The accompanying notes are an integral part of these financial statements.

Upholdings Compound Kings ETF
Schedule of Investments
March 31, 2021 (Unaudited)

Shares		Value
REAL ESTATE INVESTMENT TRUSTS - 2.9%
8,318	Cousins Properties, Inc.	$294,041
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $272,076)	294,041

CLOSED END FUNDS - 8.2%
23,130	Ares Capital Corp.	432,762
19,393	Sixth Street Specialty Lending, Inc.	407,835
	TOTAL CLOSED END FUNDS (Cost $817,182)	840,597

RIGHTS - 5.2%
2,800	IPO RIGHTS OF AIRBNB INC COM - CLASS A *(c)	526,232
	TOTAL RIGHTS (Cost $420,000)	526,232

MONEY MARKET FUNDS - 4.3%
440,823	First American Government Obligations Fund - Class X, 0.04% (d)	440,823
	TOTAL MONEY MARKET FUNDS (Cost $440,823)	440,823

	TOTAL INVESTMENTS (Cost $9,947,420) - 99.7%	10,159,471
	Other Assets in Excess of Liabilities - 0.3%	26,929
	TOTAL NET ASSETS - 100.0%	$10,186,400

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

*	Fund FG-ONJ, a series of Forge Investments LLC (“Forge SPV”) is a special purpose vehicle that exclusively enters into forward purchase agreements with shareholders of AirBNB, Inc. Forge SPV enters into legally binding forward purchase agreements with AirBNB, Inc. shareholders who commit to transfer their shares to Forge SPV once their shares become freely transferable. The Fund is not a party to those agreements. However, via its investment in Forge SPV, the Fund has indirectly invested in forward contracts to acquire 2,800 shares of AirBNB, Inc. The shares reflect a 2:1 stock split on AirBNB Inc. on September 30, 2020. The indirect rights to acquire the AirBNB, Inc. shares were acquired as follows:

1,400 beneficial shares acquired indirectly on November 1, 2019 for a total cost of $100,695 ($143.85 per share)

1,400 beneficial shares acquired indirectly on April 29, 2020 for a total cost of $51,837 ($74.05 per share)

The carrying value of the shares to be delivered in the future were valued at the market price for ABNB common equity shares observed on Dec 31, 2020. These shares, prior to their receipt by Forge SPV, are restricted up to six-months after the initial public offering. Upon Forge SPV’s Receipt, the shares will be freely transferrable.

(a)	Non-Income producing security.
(b)	Foreign Issued Security.
(c)	Value determined using significant unobservable inputs.
(d)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

UPHOLDINGS Compound Kings ETF

STATEMENT OF ASSETS AND LIABILITIES
For the Period Ended March 31, 2021

UPHOLDINGS Compound Kings ETF
Assets:
Investments, at value	$10,159,471
Dividends and interest receivable	32,221
Total assets	10,191,692
Liabilities:
Accrued investment advisory fees	5,292
Total liabilities	5,292
Net Assets	$10,186,400

Net Assets Consist of:
Capital stock	$9,691,758
Total distributable earnings	494,642
Net Assets:	$10,186,400

Calculation of Net Asset Value Per Share:
Net Assets	$10,186,400
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	370,000
Net Asset Value per Share	$27.53
Cost of Investments	$9,947,420

The accompanying notes are an integral part of these financial statements.

UPHOLDINGS Compound Kings ETF

STATEMENT OF OPERATIONS
For the Period Ended March 31, 2021

UPHOLDINGS Compound Kings ETF[1]
Investment Income:
Dividend income	$45,676
Interest income	50
Total investment income	45,726

Expenses:
Investment advisory fees	12,208
Total expenses	12,208

Net investment income	33,518

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	(11,493)
In-kind redemptions	260,549
Foreign currency	17
249,073
Net change in unrealized appreciation on:
Investments	212,051
Foreign currency	—
212,051
Net realized and unrealized gain on investments:	461,124
Net increase in net assets resulting from operations	$494,642

1)	Fund converted to an ETF on December 30, 2020.

The accompanying notes are an integral part of these financial statements.

UPHOLDINGS Compound Kings ETF

STATEMENT OF CHANGES IN NET ASSETS

UPHOLDINGS Compound Kings ETF
For the Period Ended March 31, 2021 (Unaudited)[1]
Increase in Net Assets from:
Operations:
Net investment income	$33,518
Net realized gain on investments	249,073
Net change in unrealized appreciation on investments	212,051
Net increase in net assets resulting from operations	494,642

Distributions to Shareholders:
Net investment income	—
Total distributions	—

Capital Share Transactions:
Proceeds from shares sold	11,288,704
Payments for shares redeemed	(1,596,946)
Net increase in net assets from net change in capital share transactions	9,691,758
Total increase in net assets	10,186,400
Net Assets:
Beginning of Period	—
End of Period	$10,186,400

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	430,000
Shares reinvested	—
Shares repurchased	(60,000)
Shares outstanding, end of period	370,000

1)	Fund converted to an ETF on December 30, 2020.

The accompanying notes are an integral part of these financial statements.

UPHOLDINGS Compound Kings ETF

FINANCIAL HIGHLIGHTS
For the Period Ended March 31, 2021 (Unaudited)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses(3)(4)	Gross Expenses(3)	Net Investment Income(3)	Portfolio Turnover Rate(5)
UPHOLDINGS Compound Kings ETF
December 30, 2020(6) to March 31, 2021 (Unaudited)	$24.96	0.11	2.46	2.57	—	—	—	$27.53	10.30%	$10,186	0.60%	0.60%	1.64%	7%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(6)	Conversion date.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

UPHOLDINGS Compound Kings ETF

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2021 (UNAUDITED)

NOTE 1 – ORGANIZATION

UPHOLDINGS Compound Kings ETF (the “Fund”) is a series of the Alpha Architect ETF Trust (the “Trust”), which is organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund converted from a private fund to an exchange-traded fund (ETF) on December 30, 2020. The Fund is considered non-diversified under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services - Investment Companies. The Fund’s investment objective is to seek to provide long-term capital growth.

As noted above, the Fund is the successor to the Flagship Fund, a series of Upholdings Funds LLC (the “Predecessor Fund”), which had the same investment objective as the Fund. Upholdings Group, LLC (the “Sub-Adviser”), the sub-adviser to the Fund, was the adviser to the Predecessor Fund. Effective as of prior to the open of business on December 30, 2020, the assets and liabilities of the Predecessor Fund were transferred to the Fund in exchange for shares of the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, for tax purposes the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Fund in connection with the reorganization were paid by the Sub-Adviser. The fiscal year end of the Predecessor Fund and the Fund is September 30. The reporting period covered by this semi-annual report for the Fund is December 30, 2020, through March 31, 2021. Operations prior to December 30, 2020 were for the Predecessor Fund. As of December 30, 2020, the net assets of the Predecessor Fund were $2,495,927, including $1,014,770 of net unrealized appreciation from a tax basis, all of which were transferred into the Fund at the closing of the reorganization. The transfer of net assets resulted in the creation of 100,000 shares of the Fund and an initial NAV per share of $24.96 at the closing of the reorganization.

The primary purpose of the reorganization into the Trust was to provide shareholders the benefit of a more stable, and highly regulated investment vehicle as well as the attendant benefits of tax efficiency.

The Fund generally invests in securities that Upholdings Group LLC believes have the potential to compound at a higher rate than the S&P 500 Index over multi-year periods. In most cases, the Sub-Adviser identifies companies that have been reinvesting their own cash flow at above average rates of return. If, based on the Sub-Adviser’s analysis, the shares of a particular company are trading at a fair level compared to the Sub-Adviser’s estimate of the company’s intrinsic value, the Sub-Adviser will generally recommend that the Fund purchase that company’s shares.

Shares of the Fund are listed and traded on Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

UPHOLDINGS Compound Kings ETF

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2021 (UNAUDITED)

Because, among other things, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2021, the Fund held “fair valued” securities.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

UPHOLDINGS Compound Kings ETF

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2021 (UNAUDITED)

The following is a summary of the fair value classification of the Fund’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
UPHOLDINGS Compound Kings ETF
Assets*
Common Stocks	$8,057,778	$—	$—	$8,057,778
Rights	—	—	526,232	526,232
Real Estate Investment Trusts	294,041	—	—	294,041
Closed End Funds	840,597	—	—	840,597
Money Market Funds	440,823	—	—	440,823
Total Investments in Securities	$9,633,239	$—	$526,232	$10,159,471

*	For further detail on each asset class, see the Schedule of Investments

There were no transfers into or out of level 3 during the reporting period. Below is a reconciliation that details the activity of securities classified as Level 3 during the period ended March 31, 2021:

UPHOLDINGS Compound Kings ETF
Rights
Value, Beginning of Period	$420,000
Purchases	—
Proceeds from Sales	—
Net Realized Gains (Losses)	—
Return of Capital	—
Change in Unrealized Appreciation (Depreciation)	106,232
Transfers In/(Out) of Level 3	—
Value, End of Year	$526,232

B.	Risks. Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

UPHOLDINGS Compound Kings ETF

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2021 (UNAUDITED)

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

C.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.	Federal Income Taxes. The Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended March 31, 2021, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended March 31, 2021, the Fund did not have liabilities for any unrecognized tax benefits. The Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended March 31, 2021, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

E.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

F.	Distributions to Shareholders. Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary for tax purposes.

G.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

H.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

UPHOLDINGS Compound Kings ETF

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2021 (UNAUDITED)

I.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

J.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Fund realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expenses (including class action-related services), and other non-routine or extraordinary expenses.

At a Board meeting held on October 26, 2020, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), approved the Advisory Agreement. Per the Advisory Agreement, the Fund pays an annual rate of 0.60% to the Adviser monthly based on average daily net assets.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended March 31, 2021 purchases and sales of securities for the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
UPHOLDINGS Compound Kings ETF	$4,062,604	$557,695

For the fiscal period ended March 31, 2021, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
UPHOLDINGS Compound Kings ETF	$4,986,090	$1,279,035

For the fiscal period ended March 31, 2021, short term and long term gains on in-kind on in-kind transactions were as follows:

	Short Term	Long Term
UPHOLDINGS Compound Kings ETF	$453,589	$152,591

There were no purchases or sales of U.S. Government securities during the year.

NOTE 5 – TAX INFORMATION

As of September 30, 2020, UPHOLDINGS Compound Kings ETF had commenced operations. Tax information will be presented within the Funds first annual report as of September 30, 2021.

UPHOLDINGS Compound Kings ETF

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2021 (UNAUDITED)

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions paid by the Fund during the fiscal period ended March 31, 2021.

NOTE 7 – OTHER INFORMATION

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact changes will have on the Funds’ financial statements and disclosures.

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued. There were no transactions that occurred during the period subsequent to March 31, 2021, that materially impacted the amounts or disclosures in the Fund’s financial statements.

UPHOLDINGS Compound Kings ETF

EXPENSE EXAMPLE
MARCH 31, 2021 (Unaudited)

As a shareholder of the UPHOLDINGS Compound Kings ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (December 30, 2020 to March 31, 2021).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period December 30, 2020 to March 31, 2021” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional cost were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value December 30, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period December 30, 2020 to March 31, 2021

UPHOLDING Compound Kings ETF[1]
Actual	0.60%	$1,000.00	$1,103.00	$1.59
Hypothetical (5% annual return before expenses)	0.60%	1,000.00	1,021.94	3.02

1.	The inception date for the UPHOLDINGS Compound Kings ETF was December 30, 2020. Actual expenses paid during the period are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 92/365 (to reflect the period).

UPHOLDINGS Compound Kings ETF

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended September 30, 2020. The report concluded that the Program is reasonably designed to assess and manage the Serie’s liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Serie’s ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

UPHOLDINGS Compound Kings ETF

OFFICERS AND AFFILIATED TRUSTEE

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated Trustee.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Wesley R. Gray 1980	Chief Executive Officer/Chief Investment Officer	Indefinite term; Trustee since 2014; CEO / CIO since 2010	CEO / CIO, Alpha Architect (Since 2010)
John R. Vogel 1983	Chief Financial Officer/Chief Investment Officer	Indefinite term; Principal Financial Officer since 2014, CFO / CIO since 2011	CFO / CIO, Alpha Architect (Since 2011)
Patrick R. Cleary 1982	Chief Operating Officer/Chief Compliance Officer	Indefinite term; CCO / COO since 2015. COO since 2014.	CCO / COO, Alpha Architect (Since 2015)

INDEPENDENT TRUSTEES

The following table sets forth certain information about the Trust’s Independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Daniel Dorn Born: 1975 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present)	12	None
Chukwuemeka (Emeka) O. Oguh Born: 1983 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present)	12	None
Michael S. Pagano, Ph.D., CFA Born: 1962 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 – present); Associate Editor of The Financial Review (2009 – present) and Editorial Board Member of the International Journal of Managerial Finance (2005 – present), and Advances in Quantitative Analysis of Finance and Accounting (2010 – present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 – present); Member of FINRA’s Market Regulation Committee (2009 – present)	12	None

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

UPHOLDINGS Compound Kings ETF

BOARD REVIEW AND APPROVAL OF ADVISORY CONTRACTS (Unaudited)

The Board (the members of which are referred to as “Trustees”) of the Alpha Architect ETF Trust (the “Trust”) met virtually on December 14, 2020 to consider the approval of Advisory Agreement between the Trust, on behalf of the UPHOLDINGS Compound Kings ETF (the “Fund”), and Empowered Funds, LLC (the “Adviser”). The Board also considered the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, on behalf of the Fund, the Adviser, and Upholding Group, LLC (the “Sub-Adviser”). In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and the Sub-Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement and the Sub-Advisory Agreement (together, the “Advisory Agreements”). In connection with considering approval of the Advisory Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Advisory Agreements, the Board considered and reviewed information provided by the Adviser and the Sub-Adviser, including among other things information about each firm’s personnel, operations, financial condition, and compliance and risk management. The Board also reviewed a copy of the proposed Advisory Agreements. During their review and consideration, the Board focused on and reviewed the factors they deemed relevant, including:

Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be provided by each of the Adviser and the Sub-Adviser to the Fund. In this connection, the Board considered the responsibilities of the Adviser and the Sub-Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, obtaining the necessary exemptive relief from the Securities and Exchange Commission (“SEC”) and arranging service providers for the Fund. In addition, the Board considered that, going forward, the Adviser would be responsible for providing investment advisory services to the Fund, monitoring compliance with the Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of the Adviser’s personnel, the experience of the portfolio management team in managing assets and the adequacy of the Adviser’s resources. The Board also considered the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, on behalf of the Fund, the Adviser, and Upholding Group, LLC (the “Sub-Adviser”).

Performance. Performance information was not available for the Fund as it had not yet commenced operations as a registered investment company. The Board was provided information about the performance of the predecessor fund, which was an unregistered vehicle.

Comparative Fees and Expenses. In considering the proposed advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser. With respect to the advisory fee and expense ratio for the Fund, the Board also considered the fee and expense ratio versus the fees and expenses charged to other ETFs and mutual funds within the emerging markets universe.

The Board noted that there were few passively-managed and actively-managed ETFs and mutual funds using strategies directly comparable to that to be used for the Fund, and it was therefore difficult to compare the Fund’s management fee and estimated expenses with the fees and expenses of comparable passively-managed and actively-managed ETFs and mutual funds. The Board considered the third-party peer group analysis that included comparison of the Fund’s anticipated net expense ratio against fund-of-funds that were both exchanged-traded funds and mutual funds. The Fund’s total expense ratio (for both gross and net) were in the highest quartile for ETFs and first quartile for mutual funds. Likewise, the Fund’s management fee was in the fourth quartile for ETFs and first quartile for mutual funds. The Board was agreeable to the fee levels.

Costs and Profitability. The Board further considered information regarding the profits that may be realized by the Adviser in connection with providing services to the Fund. The Advisor’s potential level of profitability was discussed, as well as the current levels of compensation paid to the Adviser’s personnel versus the market. A discussion ensued regarding the Advisor’s potential profitability in light of its fixed and variable costs, as well the Advisor’s support agreement with the Fund’s sponsor. The Board, however, reviewed financial information provided by the Adviser with respect to the Fund, and the anticipated costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses the Adviser would pay in accordance with the Advisory Agreement. The Board also took into consideration that the Adviser would be responsible for paying all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses.

UPHOLDINGS Compound Kings ETF

BOARD REVIEW AND APPROVAL OF ADVISORY CONTRACTS (Unaudited)

Other Benefits. The Board further considered the extent to which the Adviser might derive ancillary benefits from Fund operations. For example, each of the Adviser and Sub-Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so.

Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as it commences operations and its assets grow, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the advisory fee for the Fund did not include breakpoints but concluded that it was premature – as the Fund had not yet commenced operations as an ETF, to meaningfully evaluate potential economies of scale.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved the Advisory Agreements, including the compensation payable under the Agreements.

UPHOLDINGS Compound Kings ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at https://www.compoundkingsetf.com/ daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://www.compoundkingsetf.com/.

When available, information regarding how the Fund’s voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

PRIVACY POLICY
(Unaudited)

ALPHA ARCHITECT ETF TRUST (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.”

However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the Fund’s NAV is available, without charge, on the Fund’s website at https://www.compoundkingsetf.com/.

Adviser
Empowered Funds, LLC
213 Foxcroft Road
Broomall, PA 19008

Sub-Adviser
Upholdings Group LLC
3819 Harding Place
Nashville, TN 37215

Distributor
Quasar Distributors, LLC
111 East Kilbourn Ave, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Spicer Jeffries LLP
4601 DTC Boulevard, Suite 700
Denver, CO 80237

Legal Counsel
Pellegrino, LLC
303 West Lancaster Avenue, Suite 302
Wayne, PA 19087

UPHOLDINGS Compound Kings ETF
Symbol – KNGS
CUSIP – 02072L854

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alpha Architect ETF Trust

By (Signature and Title	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date	6/2/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date	6/2/2021

By (Signature and Title)*	/s/ John R. Vogel
John R. Vogel, Chief Financial Officer and Treasurer

Date	6/2/2021

* Print the name and title of each signing officer under his or her signature.